Accounts payable	12 Months Ended
Dec. 31, 2019
Accounts payable
Accounts payable
15. Accounts payable
Accounts payable consists of the following:

	As of December 31,
	2017	2018	2019
	RMB	RMB	RMB
Vendor payable	62,548,717	66,701,380	74,639,015
Shipping charges payable and others	11,788,991	13,283,638	15,789,367

Total	74,337,708	79,985,018	90,428,382